Shareholder Report, Holdings (Details) - C000233407	Apr. 30, 2026
6483586 | Kandenko Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BPCR7W4 | DPM Metals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
6044109 | Anritsu Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BD2NKY1 | Torex Gold Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B39Z8G8 | LG Innotek Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B02FBC1 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
B2927P4 | First Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
6660107 | Ono Pharmaceutical Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BKPN4N4 | Soulbrain Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
6761000 | Valterra Platinum Limited
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Finland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.90%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Australia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.70%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	6.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Japan
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Materials6776800
Holdings [Line Items]
Percent of Total Investments	100.00%